TETON Westwood SmallCap Equity Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 92.5%
 — 0.5%
66,890 Grupo Televisa SAB, ADR ................................ $ 343,146
Aerospace  — 0.6%
5,260 Hexcel Corp. ...................................................... 399,865
Automotive  — 1.9%
17,750 Rush Enterprises Inc., Cl. A .............................. 1,078,135
4,200 Winnebago Industries Inc. ................................ 280,098
1,358,233
Aviation: Parts and Services  — 2.9%
35,800 AAR Corp.† ........................................................ 2,067,808
Banking  — 9.2%
15,533 Atlantic Union Bankshares Corp. ..................... 403,081
40,800 Banc of California Inc. ....................................... 472,464
37,211 Columbia Banking System Inc. ......................... 754,639
21,500 Five Star Bancorp ............................................... 480,955
7,000 Glacier Bancorp Inc. .......................................... 218,190
29,050 OceanFirst Financial Corp. ............................... 453,761
42,100 Old National Bancorp ....................................... 586,874
10,433 SouthState Corp. ................................................ 686,491
28,800 USCB Financial Holdings Inc.† ........................ 293,760
51,720 Valley National Bancorp ................................... 400,830
55,700 Veritex Holdings Inc. ......................................... 998,701
20,100 Washington Federal Inc. .................................... 533,052
10,970 Washington Trust Bancorp Inc. ........................ 294,106
6,576,904
Broadcasting  — 1.2%
50,400 IMAX Corp.† ...................................................... 856,296
Building and Construction  — 5.2%
50,400 Babcock & Wilcox Enterprises Inc.† ................. 297,360
7,300 EMCOR Group Inc. ........................................... 1,348,894
9,800 MYR Group Inc.† ............................................... 1,355,732
10,859 Skyline Champion Corp.† ................................. 710,722
3,712,708
Business Services  — 5.4%
29,600 ABM Industries Inc. ........................................... 1,262,440
4,600 FTI Consulting Inc.† .......................................... 874,920
25,600 Heidrick & Struggles International Inc. ........... 677,632
11,352 McGrath RentCorp ............................................ 1,049,833
3,864,825
Communications  — 0.7%
13,200 ATN International Inc. ...................................... 483,120
Communications Equipment  — 3.1%
144,900 Infinera Corp.† ................................................... 699,867
26,600 Lumentum Holdings Inc.† ................................ 1,509,018
2,208,885
Computer Software and Services  — 5.6%
59,700 NetScout Systems Inc.† ..................................... 1,847,715
20,300 Progress Software Corp. .................................... 1,179,430
9,970 Teradata Corp.† ................................................. 532,498
49,500 Unisys Corp.† .................................................... 197,010
55,000 Vimeo Inc.† ........................................................ 226,600
3,983,253
Consumer Products  — 2.9%
109,600 OPENLANE Inc.† .............................................. 1,668,112
Shares
Market
Value
3,800 Oxford Industries Inc. ....................................... $ 373,996
2,042,108
Diversified Industrial  — 3.9%
2,460 Albany International Corp., Cl. A .................... 229,469
11,070 Apogee Enterprises Inc. .................................... 525,493
41,900 Enerpac Tool Group Corp. ................................ 1,131,300
13,700 Kennametal Inc. ................................................. 388,943
12,900 Textainer Group Holdings Ltd. ........................ 508,002
2,783,207
Electronics  — 4.8%
17,908 Advanced Energy Industries Inc. ..................... 1,995,847
20,200 FARO Technologies Inc.† .................................. 327,240
80,300 TTM Technologies Inc.† .................................... 1,116,170
3,439,257
Energy and Utilities  — 5.9%
40,900 ChampionX Corp. .............................................. 1,269,536
5,900 Diamondback Energy Inc. ................................. 775,024
4,900 Dril-Quip Inc.† ................................................... 114,023
40,400 Magnolia Oil & Gas Corp., Cl. A ...................... 844,360
32,900 Oceaneering International Inc.† ....................... 615,230
53,700 Patterson-UTI Energy Inc. ................................. 642,789
4,260,962
Equipment and Supplies  — 2.0%
39,000 Flowserve Corp. ................................................. 1,448,850
Financial Services  — 4.7%
10,200 Brown & Brown Inc. .......................................... 702,168
14,100 First Interstate BancSystem Inc., Cl. A ............. 336,144
7,800 Heritage Financial Corp. ................................... 126,126
8,280 Horace Mann Educators Corp. ......................... 245,585
6,530 Mercury General Corp. ..................................... 197,663
13,600 Stewart Information Services Corp. ................. 559,504
10,150 Stifel Financial Corp. ......................................... 605,650
17,600 Univest Financial Corp. ..................................... 318,208
7,413 Webster Financial Corp. .................................... 279,841
3,370,889
Health Care  — 7.6%
4,300 AMN Healthcare Services Inc.† ........................ 469,216
6,360 Haemonetics Corp.† .......................................... 541,490
6,622 ICU Medical Inc.† .............................................. 1,179,974
8,550 Omnicell Inc.† .................................................... 629,879
64,900 Patterson Cos. Inc. ............................................. 2,158,574
15,800 Supernus Pharmaceuticals Inc.† ....................... 474,948
5,454,081
Machinery  — 2.9%
83,400 Mueller Water Products Inc., Cl. A ................... 1,353,582
6,592 Xylem Inc. ........................................................... 742,391
2,095,973
Materials  — 0.7%
12,690 Avient Corp. ....................................................... 519,021
Real Estate  — 1.5%
23,467 Alpine Income Property Trust Inc., REIT ........ 381,339
36,400 CareTrust REIT Inc. ........................................... 722,904
1,104,243
Retail  — 6.0%
2,990 Advance Auto Parts Inc. .................................... 210,197
84,586 American Eagle Outfitters Inc. ......................... 998,115
78,100 Ethan Allen Interiors Inc. .................................. 2,208,668

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
18,300 The Hain Celestial Group Inc.† ........................ $ 228,933
20,300 Urban Outfitters Inc.† ........................................ 672,539
4,318,452
Semiconductors  — 10.3%
28,800 Cohu Inc.† .......................................................... 1,196,928
12,968 Entegris Inc. ....................................................... 1,437,114
20,878 FormFactor Inc.† ................................................ 714,445
6,700 Marvell Technology Inc. .................................... 400,526
7,400 MKS Instruments Inc. ........................................ 799,940
45,900 nLight Inc.† ........................................................ 707,778
17,971 Onto Innovation Inc.† ........................................ 2,093,082
7,349,813
Specialty Chemicals  — 1.1%
9,600 Darling Ingredients Inc.† .................................. 612,384
3,000 Minerals Technologies Inc. ................................ 173,070
785,454
Transportation  — 1.9%
32,305 The Greenbrier Companies Inc. ........................ 1,392,345
TOTAL COMMON STOCKS ......................... 66,219,698
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 7.5%
$ 5,415,000 U.S. Treasury Bills,
4.927% to 5.356%††,
07/13/23 to 12/28/23 ........................................ 5,369,565
TOTAL INVESTMENTS — 100.0%
(Cost $55,268,055) ........................................... $ 71,589,263
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust